LEASES (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
IfrsStatementLineItems [Line Items]
Balance at beginning	¥ 346
Depreciation charge	(346)
Foreign currency translation difference
Disposal of PSTT
Balance at ending
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Depreciation charge
Foreign currency translation difference
Disposal of PSTT
Balance at ending
Offices and warehouse [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	346
Depreciation charge	(346)
Foreign currency translation difference
Disposal of PSTT
Balance at ending